Revenue and Segment Reporting (Details) - Schedule of reconciliations of reportable segment revenues - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue
Consolidated revenue (note 18(a))	¥ 237,824	¥ 411,319
Profit
Reportable segment profit	103,361	137,980
Other profit	2,175	(1,018)
Reportable segment profit derived from Group’s external customers	105,536	136,962
Selling and marketing expenses	(51,801)	(147,543)
General and administrative expenses	(50,187)	(96,677)
Research and development expenses	(5,339)	(7,526)
Interest income	109	173
Interest expenses	(14)	(3,475)
Foreign currency exchange loss, net	4,455	(1,054)
Loss on disposal of subsidiaries	(9,653)	(5,495)
Government grants	2,177	6,369
Equity in income on equity method investments	2,984	1,449
Depreciation and amortization	(8,517)	(7,072)
Share-based compensation expenses	(5,099)	(38,358)
Warrant financing		(2,404)
Others, net	17,372	10,349
Unallocated head office and corporate expenses	(4,179)	(12,084)
Consolidated loss before income tax	(2,156)	(166,386)
Reportable segment revenue [Member]
Revenue
Consolidated revenue (note 18(a))	235,649	359,243
Other revenue [Member]
Revenue
Consolidated revenue (note 18(a))	¥ 2,175	¥ 52,076